                         OPPENHEIMER BARING SMA INTERNATIONAL FUND
                         Supplement dated September 17, 2007 to the
                               Prospectus dated June 28, 2007

     This   supplement   amends  the  Prospectus  of   Oppenheimer   Baring  SMA
International Fund (the "Fund") dated June 28, 2007.

     The  following  paragraph  is  added  to  the  section  "About  the  Fund's
Investments  -  Other  Investment   Strategies"  beginning  on  page  8  of  the
Prospectus:

Investments in Other Investment Companies.  The Fund can also invest in the securities of other investment  companies.  For example,  the Fund may invest in exchange-traded  funds,  which are typically  open-end funds or unit  investment trusts,  listed on a stock  exchange.  The Fund  might do so as a way of gaining exposure to the segments of the equity or  fixed-income  markets  represented by the exchange-traded fund's portfolio,  at times when the Fund may not be able to buy those  portfolio  securities  directly.  As a  shareholder  of an investment company,  the Fund would be subject  to its share of that  investment  company's expenses, including its advisory expenses and any applicable sales charges.

September 17, 2007                                            PS0841.001

                         OPPENHEIMER BARING SMA INTERNATIONAL FUND
                            Supplement dated September 17, 2007
               to the Statement of Additional Information dated June 27, 2007

     This  supplement   amends  the  Statement  of  Additional   Information  of
Oppenheimer Baring SMA International  Fund (the "Fund"),  dated June 27, 2007 as follows:

     1. The  following  information  is added to the  section  "About the Fund -
Additional  Information About The Fund's  Investment  Policies And Risks - Other
Investment Techniques and Strategies" beginning on page six.

     Investments in Other Investment Companies.  The Fund can also invest in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types of  investments.  For example,  the Fund may  invest in  exchange-traded  funds,  which are  typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income  markets  represented by the exchange-traded  fund's portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

     The other  investment  companies  in which the Fund may invest  will pursue their  investment  objectives and policies  without the approval of the Fund. If any such fund were to change its investment objective or policies,  the Fund may be required to sell its shares of that fund at a disadvantageous  time. There is no guarantee that any such fund will achieve its investment objectives.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the  investment  justify the payment of any premiums or sales charges.  As a shareholder of an investment  company,  the
Fund  would  be  subject  to its  ratable  share  of that  investment  company's expenses, including its advisory and administration expenses.

     2. The  second  bullet  point in the  section  titled  "Does  the Fund Have
Additional  Restrictions  That Are Not  "Fundamental"  Policies?"  on page 23 is deleted in its entirety and replaced with the following:

     o The Fund can invest in securities of other investment companies,  only to the  extent  permitted  under  section  12(d)  of the  Investment  Company  Act.
Additionally,  such investments may not be made at commission rates in excess of normal brokerage commissions.

September 17, 2007                                                 PX0841.001